SHARE-BASED PAYMENTS - Number of RSUs (Details)	12 Months Ended
Dec. 31, 2022 Unit_Standard_EquityInstruments_nUEZiVIL-k6CUuBzswxvPA
SHARE-BASED PAYMENTS
Number of RSUs, Exercised	(486,504)
Number of RSUs, Expired and forfeited	(1,154,435)
Number of RSUs, Granted	5,286,695
Number of RSUs, Outstanding at end of year	3,645,756